21. QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data Tables
Selected quarterly financial data
	Fourth	Third	Second	First
(in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
2016
Interest income	$14,573	$13,855	$13,272	$12,467
Net interest income	12,419	11,767	11,301	10,551
Provision for loan losses	200	391	—	—
Noninterest income	209	438	381	266
Noninterest expense	7,008	6,778	6,488	6,600
Income before income taxes	5,420	5,036	5,194	4,217
Net income	$3,622	$3,455	$3,475	$2,838

Net income per share, diluted	$0.67	$0.64	$0.76	$0.62
Net income per share, basic	0.67	0.64	0.75	0.62

2015
Interest income	$12,594	$12,510	$12,011	$11,320
Net interest income	10,730	10,656	10,213	9,452
Provision for loan losses	—	—	179	571
Noninterest income	102	544	324	484
Noninterest expense	6,300	6,180	6,400	5,880
Income before income taxes	4,532	5,020	3,958	3,485
Net income	$2,963	$3,313	$2,650	$2,308

Net income per share, diluted	$0.65	$0.73	$0.59	$0.52
Net income per share, basic	0.65	0.73	0.59	0.51

Over-the-counter quotations
	Low		High
Fiscal Year Ending December 31, 2016
Fourth Quarter	$35.99		$44.30
Third Quarter	34.50		39.99
Second Quarter	26.97	*	36.00
First Quarter	26.25	*	27.39	*

Fiscal Year Ending December 31, 2015
Fourth Quarter	$24.20	*	$28.50	*
Third Quarter	21.00	*	25.00	*
Second Quarter beginning April 16, 2015	22.50	*	25.00	*

*       Based on high and low reported sales prices for our common stock from April 16, 2015 (the date our common stock began trading on the OTCQX Marketplace) through the listing on Nasdaq on June 16, 2016. These reported sales prices represent trades that were either quoted on the OTCQX Marketplace or reported to the Company’s stock transfer agent, and do not include retail markups, markdowns or commissions, and do not necessarily reflect actual transactions.

Shareholder return on common stock
	June 16, 2016	June 30, 2016	September 30, 2016	December 30, 2016
Paragon Commercial Corporation	$100.00	$101.16	$104.86	$126.36
S&P 500	100.00	101.05	104.94	108.96
NASDAQ Bank	100.00	100.22	109.97	141.22